Goodwill and Intangible Assets - Additional Information (Detail)	3 Months Ended		12 Months Ended
	Mar. 31, 2024 USD ($)	Mar. 31, 2023 USD ($)	Dec. 31, 2023 USD ($) ReportingUnit	Dec. 31, 2022 USD ($)
Finite-Lived Intangible Assets [Line Items]
Gross patent costs	$ 70,746		$ 70,746	$ 70,746
Number of reporting units | ReportingUnit			1
Continuing Operations [Member]
Finite-Lived Intangible Assets [Line Items]
Amortization expense	1,132	$ 1,128	$ 4,515	$ 4,516
Discontinued Operations [Member]
Finite-Lived Intangible Assets [Line Items]
Amortization expense	$ 625,621		997,432
AxBio [Member]
Finite-Lived Intangible Assets [Line Items]
Goodwill			$ 19,188,278